OTHER RECEIVABLES AND OTHER PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
OTHER RECEIVABLES AND OTHER PAYABLES
Schedule of other receivables
Figures in million - SA rand	2017	2016	2015
Anglo American Platinum financial asset	-	469.7	-
Right of recovery receivable	160.5	112.4	-
Rates and taxes receivable	105.6	82.4	-
Other	53.1	1.4	1.3
Total other receivables	319.2	665.9	1.3

Reconciliation of the non-current and current portion of the other receivables:
Other receivables	319.2	665.9	1.3
Current portion of other receivables	(35.2)	(310.6)	-
Non-current portion of other receivables	284.0	355.3	1.3

The Anglo American Platinum financial asset movement for the year is as follows:

Figures in million - SA rand	Note	2017	2016	2015
Balance at the beginning of the year		469.7	-	-
Interest income		42.2	6.8	-
Fair value loss		(467.5)	-	-
Payments received		(44.4)	-	-
Financial asset on acquistion of subsidiary	13.2	-	462.9	-
Balance at end of the year		-	469.7	-

Schedule of other payables
Figures in million - SA rand	Note	2017	2016	2015
Deferred Payment		2,194.7	1,577.4	-
Right of recovery payable		69.3	36.3	-
Dissenting shareholder liability	13.1	1,349.7	-	-
Other		188.6	-	-
Total other payables		3,802.3	1,613.7	-

Reconciliation of the non-current and current portion of the other payables:
Other payables		3,802.3	1,613.7	-
Current portion of other payables		(41.9)	-	-
Non-current portion of other payables		3,760.4	1,613.7	-

The Deferred Payment movement for the year is as follows:

Figures in million - SA rand	Notes	2017	2016	2015
Balance at the beginning of the year		1,577.4	-	-
Interest charge	5	148.2	24.1	-
Loss on revised estimated cash flows		469.1	-	-
Deferred Payment on acquisition of subsidiaries	13.2	-	1,553.3	-
Balance at end of the year		2,194.7	1,577.4	-